Change in Accounting Priniciples	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Standards [Text Block]
Note 2—Changes in Accounting Principles

We adopted

the provisions of FASB ASU No. 2016-02, “Leases,” (ASC Topic 842) and its amendments, beginning January 1, 2019
.

ASC Topic 842 establishes comprehensive accounting and financial reporting requirements for leasing arrangements, supersedes

the existing requirements in FASB ASC Topic 840,
“Leases” (ASC Topic 840), and requires lessees to recognize substantially all lease assets and lease liabilities
on the balance sheet.

The provisions of ASC Topic 842 also modify the definition of a lease and outline requirements for recognition, measurement, presentation

and disclosure of leasing arrangements by both
lessees and lessors.

We

adopted ASC Topic 842 using the modified retrospective approach and elected to utilize the Optional
Transition Method, which permits us to apply the provisions

of ASC Topic 842 to leasing arrangements
existing at or entered into after January 1, 2019, and

present in our financial statements comparative

periods
prior to January 1, 2019 under the historical requirements

of ASC Topic 840.

In addition, we elected to adopt
the package of optional transition-related practical

expedients, which among other things, allows

us to carry
forward certain historical conclusions reached

under ASC Topic 840 regarding lease identification,
classification, and the accounting treatment of

initial direct costs.

Furthermore, we elected not to record assets
and liabilities on our consolidated balance sheet for

new or existing lease arrangements with

terms of 12
months or less.

The primary impact of applying ASC Topic 842 is the initial recognition of $ 998 million of lease liabilities and
corresponding right-of-use assets

on our consolidated balance sheet as of January

1, 2019, for leases classified
as operating leases under ASC Topic 840, as well as enhanced disclosure of our leasing arrangements.

Our
accounting treatment for finance leases remains

unchanged.

In addition, there is no cumulative effect to
retained earnings or other components of equity recognized

as of January 1, 2019, and the adoption of ASC
Topic 842 did not impact the presentation of our consolidated income statement or statement of cash flows.

See Note 17—Non-Mineral Leases for additional information

related to the adoption of ASC Topic 842.

We adopted

the provisions of FASB ASU No. 2018-02, “Reclassification of Certain

Tax Effects from
Accumulated Other Comprehensive Income,” beginning January 1, 2019
.

The ASU allows a reclassification
from accumulated other comprehensive income to

retained earnings for stranded tax effects resulting from

the
Tax Cuts and Jobs Act, eliminating the stranded tax effects.

The cumulative effect to our consolidated balance
sheet at January 1, 2019 for the adoption of ASU No.

2018-02 was as follows:
Millions of Dollars
December 31 ASU No. 2018-02 January 1
2018 Adjustments 2019
Equity
Accumulated other comprehensive loss $ (6,063) (40) (6,103)
Retained earnings 34,010 40 34,050
For additional information

regarding

the impact of the adoption of ASU

No. 2018-02, see Note 20—Accumulated

Other Comprehensive

Loss.
Note 26—New Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial

Instruments”
(ASU No. 2016-13), which sets forth the current expected

credit loss model, a new forward-looking
impairment model for certain financial instruments based

on expected losses rather than incurred losses.

The
ASU is effective for interim and annual periods beginning

after December 15, 2019.

Entities are required to
adopt ASU No. 2016-13 using a modified retrospective

approach, subject to certain limited exceptions.

The
impact of adopting this ASU is not expected to be

material to our financial statements.